Consolidated Statement of Condition - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and due from banks	$ 3,597	$ 2,107
Interest-bearing deposits with banks	73,040	67,227
Securities purchased under resale agreements	4,679	3,241
Trading account assets	860	1,093
Investment securities available-for-sale	45,148	57,121
Investment securities held-to-maturity (fair value of $41,351 and $40,255)	41,914	40,458
Loans and leases (less allowance for losses of $67 and $54)	25,722	23,240
Premises and equipment (net of accumulated depreciation of $4,152 and $3,881)	2,214	2,186
Accrued interest and fees receivable	3,203	3,099
Goodwill	7,446	6,022
Other intangible assets	2,369	1,613
Other assets	34,404	30,985
Total assets	244,596	238,392
Deposits:
Non-interest-bearing	44,804	47,175
Interest-bearing - U.S.	66,235	50,139
Interest-bearing - non-U.S.	69,321	87,582
Total deposits	180,360	184,896
Securities sold under repurchase agreements	1,082	2,842
Other short-term borrowings	3,092	1,144
Accrued expenses and other liabilities	24,232	15,620
Long-term debt	11,093	11,620
Total liabilities	219,859	216,122
Commitments, guarantees and contingencies (Notes 12 and 13)
Shareholders’ equity:
Common stock, $1 par, 750,000,000 shares authorized: 503,879,642 and 503,879,642 shares issued, and 379,946,724 and 367,649,858 shares outstanding	504	504
Surplus	10,061	9,799
Retained earnings	20,553	18,809
Accumulated other comprehensive income (loss)	(1,356)	(1,009)
Treasury stock, at cost (123,932,918 and 136,229,784 shares)	(8,715)	(9,029)
Total shareholders’ equity	24,737	22,270
Total liabilities and shareholders' equity	244,596	238,392
Series C Preferred Stock
Shareholders’ equity:
Preferred stock, no par: 3,500,000 shares authorized; Series C, 5,000 shares issued and outstanding, Series D, 7,500 shares issued and outstanding, Series E, 7,500 shares issued and outstanding, Series F, 7,500 shares issued and outstanding, Series G, 5,000 shares issued and outstanding, and Series H, 5,000 shares issued and outstanding	491	491
Series D Preferred Stock
Shareholders’ equity:
Preferred stock, no par: 3,500,000 shares authorized; Series C, 5,000 shares issued and outstanding, Series D, 7,500 shares issued and outstanding, Series E, 7,500 shares issued and outstanding, Series F, 7,500 shares issued and outstanding, Series G, 5,000 shares issued and outstanding, and Series H, 5,000 shares issued and outstanding	742	742
Series E Preferred Stock
Shareholders’ equity:
Preferred stock, no par: 3,500,000 shares authorized; Series C, 5,000 shares issued and outstanding, Series D, 7,500 shares issued and outstanding, Series E, 7,500 shares issued and outstanding, Series F, 7,500 shares issued and outstanding, Series G, 5,000 shares issued and outstanding, and Series H, 5,000 shares issued and outstanding	728	728
Series F Preferred Stock
Shareholders’ equity:
Preferred stock, no par: 3,500,000 shares authorized; Series C, 5,000 shares issued and outstanding, Series D, 7,500 shares issued and outstanding, Series E, 7,500 shares issued and outstanding, Series F, 7,500 shares issued and outstanding, Series G, 5,000 shares issued and outstanding, and Series H, 5,000 shares issued and outstanding	742	742
Series G Preferred Stock
Shareholders’ equity:
Preferred stock, no par: 3,500,000 shares authorized; Series C, 5,000 shares issued and outstanding, Series D, 7,500 shares issued and outstanding, Series E, 7,500 shares issued and outstanding, Series F, 7,500 shares issued and outstanding, Series G, 5,000 shares issued and outstanding, and Series H, 5,000 shares issued and outstanding	493	493
Series H Preferred Stock
Shareholders’ equity:
Preferred stock, no par: 3,500,000 shares authorized; Series C, 5,000 shares issued and outstanding, Series D, 7,500 shares issued and outstanding, Series E, 7,500 shares issued and outstanding, Series F, 7,500 shares issued and outstanding, Series G, 5,000 shares issued and outstanding, and Series H, 5,000 shares issued and outstanding	$ 494	$ 0